Subsequent events (Details) - Subsequent Events [Member] $ / shares in Units, $ in Millions	Jul. 30, 2021 USD ($) $ / shares
Dividends Approved [Abstract]
Dividend declaration date	Jul. 30, 2021
Dividend approved (in dollars per share) | $ / shares	$ 0.43
Dividend approved expected date to be paid	Sep. 15, 2021
J.P. Morgan Securities LLC [Member] | Top of Range [Member]
Dividends Approved [Abstract]
Amount of ordinary stock to be issued | $	$ 150